Risk Management_Credit soundness of debt securities (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTPL	₩ 2,654,027	[1]
AFS debt securities	13,229,244
HTM securities	16,749,296
Total	₩ 32,632,567
Description of rating agencies used	The Group manages debt securities based on the external credit rating. Credit soundness of debt securities on the basis of External Credit Assessment Institution (ECAI)'s rating
AAA
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTPL	₩ 1,685,099	[1]
AFS debt securities	9,897,689
HTM securities	15,806,327
Total	27,389,115
From AA minus to AA plus
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTPL	722,923	[1]
AFS debt securities	2,386,567
HTM securities	888,547
Total	3,998,037
From BBB minus to A plus
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTPL	236,311	[1]
AFS debt securities	876,482
HTM securities	52,188
Total	1,164,981
Below BBB minus
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTPL	9,694	[1]
AFS debt securities	68,506
HTM securities	2,234
Total	₩ 80,434

[1]	Financial assets at FVTPL comprise debt securities held for trading and financial assets designated as at FVTPL.